Acquisitions of Subsidiaries (Details 4) (USD $)	12 Months Ended	1 Months Ended		1 Months Ended
	Dec. 31, 2009	Feb. 29, 2008 CRIC Y	Oct. 31, 2009 CRIC	Oct. 31, 2009 COHT	Oct. 31, 2009 COHT CRIC	Oct. 31, 2009 COHT Customer relationship Y	Oct. 31, 2009 COHT License agreements with SINA Y	Oct. 31, 2009 COHT Real estate advertising agency agreement with SINA Y	Oct. 31, 2009 COHT CRIC database license agreement Y	Oct. 31, 2009 COHT Contract backlog Y
Allocated Value
Liabilities assumed				$ (17,432,772)
Goodwill				444,885,665
Deferred tax liabilities				(41,557,362)
Intangible assets acquired:						5,580,000	80,660,000	106,790,000	8,300,000	110,000
Total				614,038,800
Amortization Period (in years)						10	10	10	9	1
Fair value of equity interest					572,000,004
Total tangible assets acquired				26,703,269
Acquisition of SINA's equity interest (as a percent)					66.00%
Ownership interest before acquisition (as a percent)					34.00%
Ownership interest in subsidiaries (as a percent)					100.00%
Number of shares issued by CRIC					47,666,667
Replacement of COHT share options	14,960,796			14,960,796
Consideration				586,960,800
Fair value of the Group's investment in COHT held before the business combination				27,078,000
Remeasurement gain recognized as excess of fair value over the carrying amount				21,453,221
Fair value of accounts receivable				13,177,212
Gross amount due under contracts				15,617,292
Receivables amount determined to be uncollectible				2,440,080
Details of the pre-existing relationship between COHT and CRIC
Term of license agreement (in years)		10
Deferred revenue			2,400,951
Gain on settlement of pre-existing relationship			$ 2,100,832